TETON Convertible Securities Fund
Schedule of Investments—December 31, 2025 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 85 .8%
Aerospace and Defense — 4 .7%
$ 150,000 AeroVironment Inc. ,
Zero Coupon , 07/15/30 ................................... $ 163,125
50,000 AST SpaceMobile Inc. ,
2.000% , 01/15/36 (a) ......................................... 50,028
200,000 BlackSky Technology Inc. ,
8.250% , 08/01/33 (a) ......................................... 213,360
150,000 Voyager Technologies Inc. ,
0.750% , 11/15/30 (a) ......................................... 158,025
584,538
Automotive: Parts and Accessories — 1 .6%
200,000 Plug Power Inc. ,
6.750% , 12/01/33 (a) ......................................... 200,200
Computer Software and Services — 8 .1%
100,000 Akamai Technologies Inc. ,
0.250% , 05/15/33 (a) ......................................... 110,800
50,000 Bitdeer Technologies Group ,
4.000% , 11/15/31 (a) ......................................... 46,435
20,000 Cloudflare Inc. ,
Zero Coupon , 06/15/30 (a) .............................. 21,790
200,000 CyberArk Software Ltd. ,
Zero Coupon , 06/15/30 (a) .............................. 214,200
100,000 Lumentum Holdings Inc. ,
0.375% , 03/15/32 (a) ......................................... 214,250
200,000 Parsons Corp. ,
2.625% , 03/01/29 .............................................. 206,100
200,000 Progress Software Corp. ,
3.500% , 03/01/30 .............................................. 202,850
1,016,425
Consumer Products — 0 .8%
100,000 Zoetis Inc. ,
0.250% , 06/15/29 (a) ......................................... 103,250
Consumer Services — 2 .1%
200,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 .............................................. 259,900
Diversified Industrial — 1 .5%
150,000 BWX Technologies Inc. ,
Zero Coupon , 11/01/30 (a) .............................. 143,325
50,000 Enovix Corp. ,
4.750% , 09/15/30 (a) ......................................... 48,350
191,675
Energy and Energy Services — 4 .8%
20,000 Bloom Energy Corp. ,
3.000% , 06/01/28 .............................................. 93,212
100,000 Centrus Energy Corp. ,
Zero Coupon , 08/15/32 (a) .............................. 128,925
75,000 Energy Fuels Inc. ,
0.750% , 11/01/31 (a) ......................................... 77,850
200,000 Eos Energy Enterprises Inc. ,
1.750% , 12/01/31 (a) ......................................... 194,500
100,000 Solaris Energy Infrastructure Inc. ,
0.250% , 10/01/31 .............................................. 108,437
602,924
Energy and Utilities: Natural Gas — 1 .5%
100,000 CMS Energy Corp. ,
3.125% , 05/01/31 (a) ......................................... 98,955
Principal
Amount
Market
Value
$ 75,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 .............................................. $ 87,675
186,630
Energy and Utilities: Services — 10 .1%
200,000 FirstEnergy Corp. ,
3.875% , 01/15/31 (a) ......................................... 215,700
200,000 Fluor Corp. ,
1.125% , 08/15/29 .............................................. 228,340
100,000 Nabors Industries Inc. ,
1.750% , 06/15/29 .............................................. 81,470
200,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 .............................................. 193,450
500,000 PPL Capital Funding Inc. ,
2.875% , 03/15/28 .............................................. 549,375
1,268,335
Entertainment — 4 .7%
300,000 Liberty Media Corp.-Liberty Formula One ,
2.250% , 08/15/27 .............................................. 380,250
200,000 Live Nation Entertainment Inc. ,
2.875% , 01/15/30 .............................................. 210,600
590,850
Environmental Control — 0 .8%
100,000 PureCycle Technologies Inc. ,
7.250% , 08/15/30 .............................................. 101,000
Equipment and Supplies — 1 .5%
150,000 Mirion Technologies Inc. ,
0.250% , 06/01/30 (a) ......................................... 186,262
Financial Services — 10 .3%
315,000 Bitfarms Ltd. ,
1.375% , 01/15/31 (a) ......................................... 197,474
200,000 Cleanspark Inc. ,
Zero Coupon , 02/15/32 (a) .............................. 150,900
50,000 Coinbase Global Inc. ,
Zero Coupon , 10/01/32 (a) .............................. 44,850
100,000 Pagaya Technologies Ltd. ,
6.125% , 10/01/29 .............................................. 182,590
200,000 Riot Platforms Inc. ,
0.750% , 01/15/30 .............................................. 226,750
85,000 SoFi Technologies Inc. ,
1.250% , 03/15/29 (a) ......................................... 240,762
10,000 Terawulf Inc. ,
Zero Coupon , 05/01/32 (a) .............................. 8,675
50,000 TeraWulf Inc. ,
1.000% , 09/01/31 (a) ......................................... 59,225
150,000 WisdomTree Inc. ,
3.250% , 08/15/29 .............................................. 180,656
1,291,882
Health Care — 20 .4%
200,000 ANI Pharmaceuticals Inc. ,
2.250% , 09/01/29 .............................................. 252,400
200,000 Bridgebio Pharma Inc. ,
1.750% , 03/01/31 (a) ......................................... 348,250
54,000 Celcuity Inc. ,
2.750% , 08/01/31 .............................................. 117,283
50,000 Cogent Biosciences Inc. ,
1.625% , 11/15/31 .............................................. 58,790
200,000 Cytokinetics Inc. ,
1.750% , 10/01/31 (a) ......................................... 249,420
150,000 Evolent Health Inc. ,
3.500% , 12/01/29 .............................................. 101,250

TETON Convertible Securities Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)
2
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care (Continued)
$ 250,000 Halozyme Therapeutics Inc. ,
0.875% , 11/15/32 (a) ......................................... $ 254,375
365,000 Invacare Corp., Escrow ,
Zero Coupon , 05/08/28 (b) .............................. 0
50,000 Ionis Pharmaceuticals Inc. ,
Zero Coupon , 12/01/30 (a) .............................. 53,375
100,000 Jazz Investments I Ltd. ,
3.125% , 09/15/30 .............................................. 133,350
100,000 Ligand Pharmaceuticals Inc. ,
0.750% , 10/01/30 (a) ......................................... 117,465
OSI Systems Inc.
100,000 2.250% , 08/01/29 .............................................. 148,800
100,000 0.500% , 02/01/31 (a) ......................................... 98,570
200,000 Sarepta Therapeutics Inc. ,
4.875% , 09/01/30 (a) ......................................... 161,100
150,000 Tempus AI Inc. ,
0.750% , 07/15/30 (a) ......................................... 160,200
100,000 TransMedics Group Inc. ,
1.500% , 06/01/28 .............................................. 149,945
100,000 Travere Therapeutics Inc. ,
2.250% , 03/01/29 .............................................. 142,700
2,547,273
Metals and Mining — 2 .1%
40,000 Endeavour Silver Corp. ,
0.250% , 01/15/31 (a) ......................................... 43,600
80,000 First Majestic Silver Corp. ,
0.125% , 01/15/31 (a) ......................................... 88,360
50,000 MP Materials Corp. ,
3.000% , 03/01/30 (a) ......................................... 124,925
256,885
Real Estate — 4 .3%
300,000 Digital Realty Trust LP , REIT ,
1.875% , 11/15/29 (a) ......................................... 304,950
250,000 Redfin Corp. ,
0.500% , 04/01/27 .............................................. 235,250
540,200
Retail — 2 .5%
200,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 .............................................. 311,100
Semiconductors — 1 .8%
50,000 Cohu Inc. ,
1.500% , 01/15/31 (a) ......................................... 55,725
10,000 Impinj Inc. ,
Zero Coupon , 09/15/29 (a) .............................. 10,315
150,000 indie Semiconductor Inc. ,
3.500% , 12/15/29 (a) ......................................... 156,375
222,415
Telecommunications — 2 .2%
100,000 Applied Digital Corp. ,
2.750% , 06/01/30 .............................................. 270,375
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 10,732,119
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES (c) — 11 .9%
Aerospace and Defense — 0 .6%
1,175 The Boeing Co. ,
6.000% , 10/15/27 .............................................. $ 81,146
Computer Software and Services — 2 .7%
5,000 Hewlett Packard Enterprise Co. ,
7.625% , 09/01/27 .............................................. 333,450
Energy and Energy Services — 0 .8%
2,000 The Southern Co. , Ser. A ,
7.125% , 12/15/28 .............................................. 100,720
Energy and Utilities: Integrated — 1 .6%
4,000 NextEra Energy Inc. ,
7.234% , 11/01/27 .............................................. 195,000
Financial Services — 1 .9%
3,000 Shift4 Payments Inc. ,
6.000% , 05/01/28 .............................................. 240,030
Health Care — 2 .0%
2,000 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 .............................................. 252,420
Semiconductors — 2 .3%
5,000 Microchip Technology Inc. ,
7.500% , 03/15/28 .............................................. 291,400
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 1,494,166
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .3%
$ 290,000 U.S. Treasury Bill,
3.651% † , 03/05/26 ............................................ 288,239
TOTAL INVESTMENTS — 100.0%
(Cost $ 10,915,274 ) ........................................... $ 12,514,524
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Represents annualized yield at date of purchase.
REIT Real Estate Investment Trust